Offerings	Jul. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing a 1/40th Interest in a Share of 6.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series I
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-282511
filed on October 4, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series I
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-282511
filed on October 4, 2024.

(2)	No separate consideration will be payable in respect of shares of 6.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series I, which are issued in connection with this offering.